Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Noncontrolling Interest Launch Equity	Redeemable Preferred Units	IPO [Member]	IPO [Member] Noncontrolling Interest	Follow On Offering [Member]	Follow On Offering [Member] Common Stock	Follow On Offering [Member] Additional Paid-in Capital
Redeemable preferred units, beginning of period at Dec. 31, 2010									$ 357,194
Balance at beginning of period at Dec. 31, 2010	(736,578)	0	0	0	0	0	(736,578)	0
Net income (loss)	129,972						133,073	(3,101)	0
Other comprehensive income	6,354						6,354	0	0
Change in noncontrolling interest- Launch Equity, net	26,268						0	26,268	0
Partnership distributions	(67,108)						(67,108)	0	0
Initial establishment of contingent value right liability	0
Other comprehensive income-available for sale investments, net of tax	(62)
Redeemable preferred units, end of period at Dec. 31, 2011									357,194
Balance at end of period at Dec. 31, 2011	(641,092)	0	0	0	0	0	(664,259)	23,167
Net income (loss)	42,577						33,760	8,817	0
Other comprehensive income	1,971						1,971	0	0
Change in noncontrolling interest- Launch Equity, net	4,715						0	4,715	0
Partnership distributions	(80,886)						(80,886)	0	0
Initial establishment of contingent value right liability	0
Other comprehensive income-available for sale investments, net of tax	1,838
Redeemable preferred units, end of period at Dec. 31, 2012	357,194								357,194
Balance at end of period at Dec. 31, 2012	(672,715)	0	0	0	0	0	(709,414)	36,699
Net income (loss)	(434,342)						(434,342)
Other comprehensive income	1,065						1,065
Partnership distributions	(100,514)						(100,514)
Modifications of equity award and other pre-offering related compensation	572,471						572,471
Modification of redeemable preferred units	357,194						357,194		(357,194)
Initial establishment of contingent value right liability	(55,440)						(55,440)
Capital redemption	(16)						(16)
Redeemable preferred units, end of period at Mar. 12, 2013									0
Balance at end of period at Mar. 12, 2013	(332,297)	0	0	0	0	0	(368,996)	36,699
Proceeds from issuance of common stock										353,414	353,414	295,502	55	295,447
Attribution of noncontrolling interest at IPO	0	674	74,748	(58,365)		662	(17,719)
Net income (loss)	200,210				24,807		164,780	10,623
Partnership distributions	(124,256)						(124,256)
Capital redemption	(76,319)						(76,319)
Deferred tax assets, net of amounts payable under tax receivable agreements	36,799			36,799
Other comprehensive income-foreign currency translation	524					134	390
Other comprehensive income-available for sale investments, net of tax	(1,543)					(250)	(1,293)
Cumulative impact of changes in ownership of Artisan Partners Holdings LP, net of tax	(313)			(50,312)		(168)	50,167
Capital contribution	3,150							3,150
Amortization of equity-based compensation	82,946			20,365			62,581
Forfeitures		(1)		1
Issuance of restricted stock awards		16		(16)
Purchase of convertible preferred stock and subsidiary equity	(290,885)	(41)	(39,839)	(237,531)	(8,785)		(4,689)
Dividends	(14,621)				(14,621)
Redeemable preferred units, end of period at Dec. 31, 2013	0								0
Balance at end of period at Dec. 31, 2013	$ 132,311	$ 703	$ 34,909	$ 6,388	$ 1,401	$ 378	$ 38,060	$ 50,472